CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	$ 1,639	$ 5,743	$ 5,590
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note S)	176	987	(1,500)
Net changes related to available-for-sale securities (Note S)
Unrealized gains/(losses) arising during the period	(1)	0	(1)
Total net changes related to available-for-sale securities	(1)	0	(1)
Unrealized gains/(losses) on cash flow hedges (Note S)
Unrealized gains/(losses) arising during the period	241	344	(349)
Reclassification of (gains)/losses to net income	(400)	243	(21)
Total unrealized gains/(losses) on cash flow hedges	(158)	587	(370)
Retirement-related benefit plans (Note S)
Prior service costs/(credits)	463	(51)	(37)
Net (losses)/gains arising during the period	878	2,433	(1,678)
Curtailments and settlements	5,970	94	52
Amortization of prior service (credits)/costs	12	9	13
Amortization of net (gains)/losses	1,596	2,484	2,314
Total retirement-related benefit plans	8,919	4,969	664
Other comprehensive income/(loss), before tax (Note S)	8,936	6,542	(1,206)
Income tax (expense)/benefit related to items of other comprehensive income (Note S)	(2,442)	(1,703)	466
Other comprehensive income/(loss) (Note S)	6,494	4,839	(740)
Total comprehensive income	$ 8,134	$ 10,582	$ 4,850